Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings
Borrowings

11.    Borrowings

Borrowings consisted of the following:

	December 31,
	2017	2018	2018
	RMB	RMB	$
• Agricultural Bank of China

All borrowings under the loan agreements were guaranteed by third party companies. These loans have been repaid as of December 31, 2018. The interest rate is 4.35%.	320,000,000	—	—

• Agricultural Bank of China

The amount of RMB43,200,000 will be due on January 4, 2019. The amount of RMB40,000,000 will be due on January 28, 2019. The amount of RMB10,000,000 will be due on June 7, 2019. The amount of RMB20,000,000 will be due on June 13, 2019. The amount of RMB20,000,000 will be due on July 15, 2019. The amount of RMB40,000,000 will be due on August 15, 2019. The amount of RMB20,000,000 will be due on September 12, 2019. The amount of RMB30,000,000 will be due on October 10, 2019. The amount of RMB20,000,000 will be due on October 11, 2019. The amount of RMB30,000,000 will be due on October 26, 2019. The amount of RMB10,000,000 will be due on November 5, 2019. The amount of RMB40,000,000 will be due on November 9, 2019. All borrowings under the loan agreements are guaranteed by third party companies. The interest rate is 4.35%.

	—	323,200,000	46,988,225

• Agricultural Bank of China

The amount of RMB33,319,295 will be due on September 28, 2019. The borrowings under this loan agreement is guaranteed by Mr. Wang, Jingmiao, the CEO of the Company, and Shandong Borun. The interest rate is 5.0025%.	—	33,319,295	4,844,104

• Construction Bank of China

The amount of RMB114,972,579 was repaid during the year of 2018. The amount of RMB84,427,421 was renewed and will be payable in 2019. All borrowings under the loan agreements were guaranteed by Shandong Borun, Mr. Jinmiao Wang, the CEO of the Company, and his family members. The Company also pledged its fixed assets as collateral. The interest rate is 5.22%.	199,800,000	—	—

• Construction Bank of China

The amount of RMB30,000,000 will be due on February 11, 2019. The amount of RMB25,000,000 will be due on March 6, 2019. The amount of RMB20,000,000 will be due on March 15, 2019. The amount of RMB19,827,421 will be due on March 16, 2019. The amount of RMB20,000,000 will be due on April 12, 2019. The amount of RMB25,000,000 will be due on April 21, 2019. The amount of RMB20,000,000 will be due on May 9, 2019. The amount of RMB37,100,000 will be due on December 29, 2019.

All borrowings under the loan agreements were guaranteed by Shandong Borun, Wang Jinmiao, the CEO of the Company, and his family members. The Company also pledged its fixed assets as collateral. The annual interest rate ranges from 4.785% to 5.655%.	—	196,927,421	28,630,167

• CITIC Bank

This loan was repaid in 2018. The borrowing under the loan agreement was guaranteed by Shandong Borun, Wang Jinmiao, the CEO of the Company, and two third-party companies. The interest rate is 5.655%.	129,867,011	—	—

• CITIC Bank

The amount of RMB129,000,000 will be due on October 15, 2019. The borrowing under the loan agreement was guaranteed by Shandong Borun, Wang Jinmiao, the CEO of the Company, and two third-party companies. The interest rate is 5.8725%.	—	129,000,000	18,754,582

• Daqing Rural Commercial Bank

The amount of RMB49,000,000 was originally due on September 7, 2018 with annual interest rate of 3.50%. In 2018, the Company renewed the loan and the new due date is August 17, 2019. The new interest rate is 2.917% per month. The loan is guaranteed by a third party guarantee company. Daiqing Borun provided the counter guarantee for this company which is pledged by property, plant and equipment and land use rights and by Shandong Borun, the Company’s CEO, two natural persons and three third-party companies simultaneously.	49,000,000	49,000,000	7,123,834
Total	698,667,011	731,446,715	106,340,912

Interest expense related to borrowings amounted to RMB44,696,999 ($6,840,470) and RMB40,427,287 ($5,877,495) for the years ended December 31, 2017 and 2018, respectively.